Cash Flow Analysis (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Schedule of Operating Activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2017	2016	2015	Var 17 vs 16	Var 16 vs 15
Cash received from operations	63,456	63,514	67,582	(0.1%)	(6.0%)
Cash paid from operations	(46,929)	(47,384)	(50,833)	(1.0%)	(6.8%)
Cash paid to suppliers	(40,508)	(40,831)	(43,650)	(0.8%)	(6.5%)
Cash paid to employees	(5,725)	(5,815)	(6,462)	(1.5%)	(10.0%)
Payments related to cancellation of commitments	(696)	(738)	(721)	(5.7%)	2.4%
Net payments of interest and other financial expenses net of dividends received	(1,726)	(2,143)	(2,445)	(19.5%)	(12.4%)
Net interest and other financial expenses paid	(1,755)	(2,187)	(2,490)	(19.8%)	(12.2%)
Dividends received	29	44	45	(34.1%)	(2.2%)
Taxes paid	(1,005)	(649)	(689)	54.9%	(5.8%)
Net cash flow provided by operating activities	13,796	13,338	13,615	3.4%	(2.0%)

Schedule of Investing Activities: Investments, Property, Plant and Equipment, and Intangible Assets
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net in 2017, decreased by 2.1% compared to 2016. The detail is the following:

Millions of euros	2017	2016	2015	Var 17 vs 16	Var 16 vs 15
Proceeds from the sale in property, plant and equipment and intangible assets	148	134	254	10.4%	(47.2%)
Payments on investments in property, plant and equipment and intangible assets	(9,140)	(9,321)	(10,510)	(2.0%)	(11.3%)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(8,992)	(9,187)	(10,256)	(2.1%)	(10.4%)

Schedule of Investing Activities: Proceeds on Disposals of Companies and Payments on Investments in Companies
The detail of proceeds on disposals of companies, net of cash and cash equivalents disposed and payments on investments in companies, net of cash and cash equivalents acquired is the following:

Millions of euros	2017	2016	2015
Sale of Televisión Federal, S.A. (Telefé) (see Note 18)	—	306	—
Proceeds arising from hedges associated with Telefónica United Kingdom	—	399	—
Sale of Yourfone GmbH	—	—	57
Sale of Telefónica Czech Republic	—	—	313
Sale of Telefónica Telecomunicaciones Públicas, S.A.U.	28	2	—
Others	12	60	(16)
Proceeds on disposals of companies, net of cash and cash equivalents disposed	40	767	354
Acquisition of DTS (see Note 5)	—	(36)	(697)
Acquisition of GVT (see Note 5)	—	—	(2,450)
Acquisition of Coltel affiliates (Note 5)	(85)	—	—
Acquisition of Minodes GmbH	(9)	—	—
Acquisition of Co-trade GmbH	(20)	—	—
Others	(14)	(18)	(34)
Payments on investments in companies, net of cash and cash equivalents acquired	(128)	(54)	(3,181)

Schedule of Investing Activities: Proceeds and Payments on Financial Investments
The detail of proceeds on financial investments not included under cash equivalents and payments on financial investments not included under cash equivalents is the following:

Millions of euros	2017	2016	2015
Sale of stake in Indra	—	85	—
Sale of stake in China Unicom (Hong Kong) Limited (see Note 13)	72	322	—
Sale of stake in Telecom Italia, S.p.A.	—	—	1,025
Investments of Seguros de Vida y Pensiones Antares, S.A.	49	—	—
Others	175	82	117
Proceeds on financial investments not included under cash equivalents	296	489	1,142
Legal deposits	(75)	(104)	(86)
Investment in Mediaset Premium	—	(20)	(100)
Payment to shareholders of Telco, S.p.A.	—	—	(60)
Long term deposits	(150)	—	—
Collateral guarantees on derivatives	(709)	—	—
Others	(172)	(141)	(180)
Payments on financial investments not included under cash equivalents	(1,106)	(265)	(426)

Schedule of Financing Activities: Dividends Paid, Proceeds from Issuance of Share Capital, and Other Operations
The detail of dividends paid, proceeds from issue of share capital increase, payments and proceeds of treasury shares and other operations with shareholder and minority interest, and operations with other equity holders is the following:

Millions of euros	2017	2016	2015
Dividends paid byTelefónica, S.A. (*)	(1,904)	(2,395)	(2,237)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(290)	(216)	(239)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(229)	(263)	(267)
Payments to non-controlling interests of Telefónica Centroamérica Inversiones	(23)	(27)	(28)
Others	(13)	(5)	(4)
Dividends paid (see Note 12)	(2,459)	(2,906)	(2,775)
Share capital increase of Telefónica, S.A.	—	—	3,048
Share capital increase of Telefônica Brasil, S.A.	—	—	1,258
Others	2	—	(51)
Proceeds from share capital increase	2	—	4,255
Transactions with Telefónica, S.A. treasury shares (see Note 12 g)	—	(645)	(1,615)
Transactions with Telefónica Deutschland Holding, A.G. treasury shares	—	—	(133)
Transactions with Telefônica Brasil, S.A. treasury shares	—	—	(24)
Sale of 40% of Telxius Telecom, S.A. to Taurus Bidco S.à.r.l. (Note 2)	1,275	—	—
Others	(6)	(15)	—
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	1,269	(660)	(1,772)
Issuance of undated deeply subordinated securities (Note 12)	1,000	1,000	419
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (See Note 12)	(354)	(344)	(336)
Operations with other equity holders	646	656	83
(*) This amount differs from that indicated in Note 12 because of withholding taxes deducted in the payment to certain major shareholders.

Schedule of Financing Activities: Proceeds on Issuance of Debentures and Bonds and Additional Information
The detail of proceeds on issue of debentures and bonds, and other debts, proceeds on loans, borrowings and promissory notes, amortization of debentures and bonds, and other debts, repayments of loans, borrowings and promissory notes and financed operating payments and investments in property, plant and equipment and intangible assets payments is the following:

Millions of euros	2017	2016	2015
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	3,517	4,900	1,467
Issued of non-dilutive convertible debentures in Telefónica Participaciones, S.A.U. (Appendix III)	—	600	—
Issued under the SHELF program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	3,335	—	—
Issuance of Telefônica Brazil, S.A.	756	—	—
Others	782	193	135
Proceeds on issue of debentures and bonds, and other debts	8,390	5,693	1,602
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	3,070	—
Syndicated loan of 2,500 million euros by Telefónica, S.A.	—	—	2,060
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	1,280	1,890
Issuance of debt instruments in the local market by Telefónica Germany GmbH&Co OHG	—	—	300
Structured financing (see Note 13)	750	—	—
Syndicated loan of 750 million euros by Telefónica Germany (see Note 13)	650	—	—
Others	3,444	5,982	4,534
Proceeds on loans, borrowings and promissory notes (see Appendix V)	4,844	10,332	8,784
Repayments of debentures and bonds, and other debts	(6,687)	(6,873)	(3,805)
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	(3,070)	—
Syndicated loan of 2,500 million euros by Telefónica, S.A.	(550)	—	(1,560)
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	(1,980)	(1,190)
Loans paid by GVT	—	(93)	(1,766)
Syndicated loan of 750 million euros by Telefónica Germany GmbH (see Note 13)	(700)	—	—
Others	(5,461)	(3,363)	(5,342)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(6,711)	(8,506)	(9,858)
Financed spectrum licences payments (Note 14)	(329)	(198)	(121)
Payments to suppliers with extended payment terms (Note 13)	(717)	(1,758)	(5)
Financed operating payments and investments in property, plant and equipment and intangible assets payments (see Note 13.2)	(1,046)	(1,956)	(126)